Income taxes (Tables)	12 Months Ended
Oct. 31, 2019
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Components of Tax Expenses
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$3,256	$3,351
Adjustments for prior years	(26)	(212)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(31)	(11)
	3,199	3,128
Deferred tax
Origination and reversal of temporary difference	(114)	28
Effects of changes in tax rates	29	148
Adjustments for prior years	(57)	152
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(14)	(127)
	(156)	201
	3,043	3,329
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	51	12
Provision for credit losses recognized in income	–	(5)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(60)	(52)
Unrealized foreign currency translation gains (losses)	2	2
Net foreign currency translation gains (losses) from hedging activities	2	(77)
Reclassification of losses (gains) on net investment hedging activities to income	1	–
Net gains (losses) on derivatives designated as cash flow hedges	(200)	84
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(50)	8
Remeasurements of employee benefit plans	(333)	256
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	18	45
Net gains (losses) on equity securities designated at fair value through other comprehensive income	5	(5)
Share-based compensation awards	(9)	15
	(573)	283
Total income taxes	$2,470	$3,612

Reconciliation to Statutory Tax Rate
The following is an analysis of the differences between the income tax expense reflected in the Consolidated Statements of Income and the amounts calculated at the Canadian statutory rate.

Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2019		October 31, 2018
Income taxes at Canadian statutory tax rate	$4,217	26.5%	$4,176	26.5%
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(815)	(5.1)	(752)	(4.8)
Tax-exempt income from securities	(310)	(1.9)	(285)	(1.8)
Tax rate change	29	0.1	148	0.9
Other	(78)	(0.5)	42	0.3
Income taxes in Consolidated Statements of Income / effective tax rate	$3,043	19.1%	$3,329	21.1%

Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2019

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$695	$–	$23	$(2)	$–	$716
Deferred compensation	1,033	9	197	7	–	1,246
Business realignment charges	3	–	7	–	–	10
Tax loss and tax credit carryforwards	203	–	(10)	–	9	202
Deferred income	(48)	–	(11)	(1)	–	(60)
Financial instruments measured at fair value through other comprehensive income	(8)	(33)	(1)	(1)	–	(43)
Premises and equipment and intangibles	(858)	–	(4)	(4)	(3)	(869)
Deferred expense	55	36	(47)	1	–	45
Pension and post-employment related	295	339	(6)	3	–	631
Other	21	3	8	(3)	–	29
	$1,391	$354	$156	$–	$6	$1,907
Comprising
Deferred tax assets	$1,475					$1,989
Deferred tax liabilities	(84)					(82)
	$1,391					$1,907

	As at and for the year ended October 31, 2018

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$703	$(6)	$1	$(3)	$–	$695
Deferred compensation	1,491	(15)	(502)	59	–	1,033
Business realignment charges	11	–	(8)	–	–	3
Tax loss and tax credit carryforwards	19	–	188	(4)	–	203
Deferred income	(11)	–	(37)	–	–	(48)
Financial instruments measured at fair value through other comprehensive income	48	19	(74)	(1)	–	(8)
Premises and equipment and intangibles	(1,003)	(1)	182	(36)	–	(858)
Deferred expense	76	–	(23)	2	–	55
Pension and post-employment related	571	(260)	(16)	–	–	295
Other	(54)	3	88	(16)	–	21
	$1,851	$(260)	$(201)	$1	$–	$1,391
Comprising
Deferred tax assets	$1,948					$1,475
Deferred tax liabilities	(97)					(84)
	$1,851					$1,391